Fair Value Measurement (Details 2) - Warrants [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Valuation technique	Black-Scholes Model	Black-Scholes Model
Unobservable input	Estimated time to exit Historical Volatility	Estimated time to exit Historical Volatility
Range (weighted average)	6-12 months 73% - 277%	12-18 months 73% - 301%
Sensitivity of fair value to input	10% increase (decrease) in volatility would result in increase (decrease) in fair value by $20,428	10% increase (decrease) in volatility would result in increase (decrease) in fair value by $17,871